Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2025
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(7) Securities Sold Under Repurchase Agreements

Our Subsidiary Banks have entered into repurchase agreements with individual customers of the Subsidiary Banks. The purchasers have agreed to resell to the Subsidiary Banks identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed securities and averaged $616,547,000 and $616,208,000 during 2025 and 2024, respectively, and the maximum amount outstanding at any month end during 2025 and 2024 was $670,596,000 and $713,772,000, respectively.

Further information related to repurchase agreements at December 31, 2025 and 2024 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2025 term:
Overnight agreements	$772,719	$705,788	$572,895	3.02%
1 to 29 days	17,150	15,778	11,579	3.85
30 to 90 days	—	—	—	—
Over 90 days	2,084	2,066	1,070	2.75
Total	$791,953	$723,632	$585,544	3.03%
December 31, 2024 term:
Overnight agreements	$775,760	$687,091	$523,152	3.09%
1 to 29 days	15,872	13,604	11,100	4.75
30 to 90 days	—	—	—	—
Over 90 days	1,914	1,871	1,070	4.00
Total	$793,546	$702,566	$535,322	3.12%

The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.